Annual Total Returns - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2025
Fidelity Advisor Strategic Dividend & Income Fund - Class A
Bar Chart Table:
Annual Return 2015	(1.42%)
Annual Return 2016	12.42%
Annual Return 2017	11.91%
Annual Return 2018	(4.86%)
Annual Return 2019	22.16%
Annual Return 2020	11.02%
Annual Return 2021	18.63%
Annual Return 2022	(10.11%)
Annual Return 2023	9.13%
Annual Return 2024	11.18%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018